INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ in Thousands, T in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) T km MW	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 05, 2021 USD ($)	Feb. 28, 2019
Disclosure of unconsolidated structured entities [line items]
Net sales		$ 17,649,060	$ 17,610,092	$ 16,414,466
Non-current assets	$ 12,148,560	12,050,457	12,148,560
Current assets	12,030,544	11,078,090	12,030,544
Non-current liabilities	3,566,643	3,157,819	3,566,643
Current liabilities	3,800,602	3,839,159	3,800,602
Equity	16,811,859	16,131,569	16,811,859	$ 13,768,393	$ 12,235,038
Borrowings	2,146,414	2,230,119	2,146,414
Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Net sales	37,000	68,000
Profit (loss) from continuing operations	17,000	28,000
Non-current assets	163,000	126,000	163,000
Current assets	40,000	35,000	40,000
Non-current liabilities	48,000	38,000	48,000
Current liabilities	11,000	9,000	11,000
Equity	143,000	$ 114,000	143,000
Number of tons | T		1,030
Usiminas | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		11.48%
Net sales	727,000	$ 1,304,000
Profit (loss) from continuing operations	148,000	263,000
Non-current assets	2,779,000	2,461,000	2,779,000
Current assets	954,000	868,000	954,000
Non-current liabilities	1,709,000	1,576,000	1,709,000
Current liabilities	704,000	547,000	704,000
Equity	1,320,000	$ 1,206,000	1,320,000
Usiminas | Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		70.00%
Nippon Steel Corporation | Unigal Usiminas Ltda.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		30.00%
CSN | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		18.60%
Congonhas Minérios | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		18.60%
Vale S.A. | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		10.90%
Gerdau
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		1.30%
Wide Group of Small Investors | MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		6.50%
MRS Logística S.A.
Disclosure of unconsolidated structured entities [line items]
Number of networks managed | km		1,634
Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement						$ 68,000
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Number of megawatts (per year) | MW		900
Net sales		$ 253,000	444,000
Profit (loss) from continuing operations		27,000	55,000
Non-current assets	766,000	692,000	766,000
Current assets	175,000	104,000	175,000
Non-current liabilities	466,000	415,000	466,000
Current liabilities	232,000	109,000	232,000
Equity	$ 243,000	272,000	$ 243,000
Subordinated liabilities		$ 148,400
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		48.00%
Proportion of ownership interest in associate's power supply (percent)		78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		30.00%
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Debt instrument, average life							4 years 3 months 18 days
Debt instrument, percentage of debt service reserve account							10.00%
Borrowings		$ 188,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement		$ 39,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | London Interbank Offered Rate (LIBOR) | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Borrowings, adjustment to interest rate basis							1.70%
Techgen S.A. de C.V. | Tenaris Investments
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)		22.00%
Proportion of ownership interest in associate's power supply (percent)		22.00%